Dividends - Summary of dividends paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Dividends [Line Items]
Dividends payable during the year	$ 7,025	$ 6,466	$ 11,716
Net movement of unclaimed dividends in the year	0	4	11
Dividends paid during the year	7,025	6,470	11,727
– Rio Tinto plc | Final Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	3,185	2,875	5,024
– Rio Tinto plc | Special Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	0	0	747
– Rio Tinto plc | Interim Dividends
Disclosure of Dividends [Line Items]
Interim dividend payable	2,238	2,147	3,162
– Rio Tinto Limited | Final Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	936	815	1,597
– Rio Tinto Limited | Special Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	0	0	237
– Rio Tinto Limited | Interim Dividends
Disclosure of Dividends [Line Items]
Interim dividend payable	$ 666	$ 629	$ 949